Benefit Plans - Additional Information (Detail) - Pension Plan [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 27, 2021	Jun. 28, 2020	Jun. 27, 2021	Jun. 28, 2020
Four Zero One K Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer's discretionary contribution to the plan	$ 526	$ 411	$ 1,000	$ 802
Defined Contribution Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer's discretionary contribution to the plan	$ 98	$ 111	$ 117	$ 183